Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038

March 17, 2011

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549
Attention:  Brion R. Thompson

Re:	O'Connor Fund of Funds: Long/Short Equity Strategies LLC
formerly, UBS M2, L.L.C.)
Registration Statement on Form N-2

Ladies and Gentlemen:

On behalf of O'Connor Fund of Funds:  Long/Short Equity Strategies LLC (the "Fund"), transmitted for filing with the Securities and Exchange Commission is the Fund's Registration Statement on Form N-2 under the Securities Act of 1933, as amended (the "1933 Act") (the "Registration Statement") (also constituting Amendment No. 21 to the Fund's registration statement under the Investment Company Act of 1940, as amended (File No. 811-21195)).  This Registration Statement is being filed principally to update the Fund's annual financial information and to comply with paragraphs (a)(5) and (6) of Rule 415 under the 1933 Act.  No new Fund interests are being registered at this time; rather, all previously registered but unsold interests are being carried forward as permitted by Rules 415 and 429 under the 1933 Act.

We hereby request that the Registration Statement be given a selective review.  The prospectus and statement of additional information ("SAI") contained in this Registration Statement are substantially similar to the definitive versions of the prospectus and SAI filed pursuant to Rule 497(c) under the 1933 Act on May 21, 2010 (Reg. No. 333-149658), except for the general updating of financial and other information in this prospectus and SAI.  In preparing this filing, we have taken account of the comments you have provided in the past few months in connection with your review of the registration statements filed by O'Connor Fund of Funds:  Multi-Strategy (Reg. No. 333-170913) and UBS Event Fund, L.L.C. (which subsequently has been renamed O'Connor Fund of Funds:  Event LLC) (Reg. No. 333-169562), and have conformed the disclosure in the Fund's prospectus and SAI accordingly.  Those comments are set forth below together with applicable responses.

We propose to file a pre-effective amendment to the Registration Statement following receipt of your comments, if any, to the accompanying filing in order to formally incorporate the Fund's audited 2010 year-end financial statements and complete other omitted data.  The prospectus and SAI filed herewith are marked to show changes from the definitive versions of those documents filed pursuant to Rule 497(c) under the 1933 Act on May 21, 2010.

Comments Received by letter dated December 28, 2010 with Respect to O'Connor Fund of Funds:  Multi-Strategy:

PROSPECTUS

Cover Page

Investment Portfolio

Comment 1. Disclosure states that the Fund will invest through registered and unregistered Investment Funds, but may also invest directly pursuant to investment advisory agreements that grant the Investment Managers discretionary investment authority on a managed account basis.  Please inform us whether these investment advisory arrangements will be subject to the provisions of Section 15 of the Investment Company Act of 1940.

Response 1. We confirm that the Investment advisory arrangements that would grant the Investment Managers discretionary investment authority on a managed account basis will be subject to the provisions of Section 15 of the Investment Company Act of 1940.

Summary of Fund Expenses

Comment 2. Disclosure provides that the Fund may engage in "short sales."  Please confirm that the fee table will include, as an expense, an estimate of dividends paid on the Fund's short sale transactions.  See AICPA Audit and Accounting Guide:  Investment Companies, Paragraph 7.93.j (May 2010).

Response 2. We confirm that, if the Fund engages in short sale transactions, the fee table will include, as an expense, an estimate of dividends paid on such short sale transactions.  The Fund does not, however, presently intend to engage in such short sale transactions.

STATEMENT OF ADDITIONAL INFORMATION

Fundamental Policies

Comment 3. The penultimate fundamental policy provides that the Fund will not invest more than 25% of the value of its total assets in the securities of any single industry.  The final sentence of the fundamental policy states that the Fund may invest in Investment Funds that may concentrate their assets in one or more industries.  In our view, although the Fund may invest in Investment Funds which concentrate, the Adviser and the Fund may not ignore the concentration of the underlying Investment Funds when determining whether the Fund is in compliance with its own concentration policy.  For example, in our view, it would be a violation of the Fund's concentration policy for the Fund to invest all its assets in Investment Funds that concentrate in a particular industry or group of industries.  Please add disclosure indicating that the Fund will consider the concentration of underlying Investment Funds when determining compliance with its concentration policy.

Response 3. The disclosure in the SAI under the caption "ADDITIONAL INVESTMENT POLICIES—Fundamental Policies" has been revised to indicate that the Fund will consider the concentration of the Investment Funds in determining compliance with its concentration policy.

Board Composition and Leadership Structure

Comment 4. Please revise the disclosure to describe briefly the Fund's leadership structure, including whether the chairman of the board is an interested person of the Fund as defined in Section 2(a)(19) of the Investment Company Act of 1940.  Disclosure further why the Fund has determined that its leadership structure is appropriate given the specific characteristics or circumstances of the Fund.  See Item 18.5(a) of Form N-2.

Response 4. The disclosure in the SAI under the caption "TRUSTEES—Board Composition and Leadership Structure" has been revised to more fully describe the Fund's leadership structure, including that the chairman of the board is an interested person of the Fund as defined in Section 2(a)(19) of the Investment Company Act of 1940, although the board has nevertheless concluded, based on factors identified in the disclosure, that its leadership structure is appropriate even though it has not designated a lead independent Trustee.

Comment Received by letter dated October 20, 2010 with Respect to UBS Event Fund, L.L.C.:

Prospectus Summary

Investment Objective and Principal Strategies

Comment 1. Disclosure in the [sixth paragraph] states that the fund may invest in certain derivative transactions, including futures and total return swaps.  Please consider the staff observations set forth in the letter from Barry D. Miller, Associate Director, Office of Legal and Disclosure to Karrie McMillan, General Counsel, Investment Company institute, dated July 30, 2010.  See http://www.sec.gov/divisions/investment/guidance/ici073010.pdf.

Response 1. In preparing the Registration Statement, we have taken account of the above comment.  The applicable disclosure in the Registration Statement has been drafted in a manner that is comparable to that included in the recently effective registration statement of O'Connor Fund of Funds:  Multi-Strategy and which we believe addresses the matters discussed in Mr. Miller's letter.

_______________________________

Should members of the Staff have any questions or comments regarding the Registration Statement, they should call the undersigned at 212.806.5790 or, in his absence, Brad A. Green at 212.806.6274.

Very truly yours,

/s/  Gary L. Granik
Gary L. Granik

cc:  Brad A. Green